Nationwide Life Insurance Company: • Nationwide Variable Account - 7

Prospectus supplement dated May 3, 2010 to
Prospectus dated May 1, 2010

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

1.
“Appendix A: Underlying Mutual Funds” is amended to reflect that the following underlying mutual funds assess (or reserve the right to assess) a short-term trading fee (see “Short-Term Trading Fees” in your prospectus):

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4

2.	“Appendix A: Underlying Mutual Funds” is amended to reflect that the following underlying mutual funds do not assess (or reserve the right to assess) a short-term trading fee:

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2
Nationwide Variable Insurance Trust – NVIT Investor Destinations Aggressive Fund: Class II
Nationwide Variable Insurance Trust – NVIT Investor Destinations Conservative Fund: Class II
Nationwide Variable Insurance Trust – NVIT Investor Destinations Moderate Fund: Class II
Nationwide Variable Insurance Trust – NVIT Investor Destinations Moderately Aggressive Fund: Class II
Nationwide Variable Insurance Trust – NVIT Investor Destinations Moderately Conservative Fund: Class II
Nationwide Variable Insurance Trust – NVIT Mid Cap Index Fund: Class II
Nationwide Variable Insurance Trust – NVIT Money Market Fund: Class I
Nationwide Variable Insurance Trust – NVIT Multi-Manager Large Cap Growth Fund: Class II
Nationwide Variable Insurance Trust – NVIT Multi-Manager Large Cap Value Fund: Class II
Nationwide Variable Insurance Trust – NVIT Multi-Manager Small Cap Growth Fund: Class II
Nationwide Variable Insurance Trust – NVIT Multi-Manager Small Cap Value Fund: Class II
Nationwide Variable Insurance Trust – NVIT Multi-Manager Small Company Fund: Class II
Nationwide Variable Insurance Trust – Oppenheimer NVIT Large Cap Growth Fund: Class II